Queens Road Small Cap Value Fund
Fund Summary: Queens Road Small Cap Value Fund
Investment Objective
The Fund seeks long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
Shareholder Fees	Queens Road Small Cap Value Fund Queens Road Small Cap Value Fund Shares
Maximum Sales Charge (Load) Imposed On Purchases	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Queens Road Small Cap Value Fund Queens Road Small Cap Value Fund Shares
Management Fees	1.18%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	none	[1]
Total Annual Fund Operating Expenses	1.18%	[2]
[1]	Restated. The Fund no longer invests in underlying funds.
[2]	The amount of total expenses shown will differ from the Fund's financial highlights because as of January 1, 2018, the Fund's management fee was reduced from 1.24% to 1.18%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Queens Road Small Cap Value Fund | Queens Road Small Cap Value Fund Shares | USD ($)	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing primarily in the equity securities (common stocks, preferred stocks and convertible securities) of small capitalization U.S. companies. The Fund defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is $5 billion or less. Under normal circumstances, the Fund will invest at least 80% of its assets (for the purpose of this requirement, net assets includes net assets plus any borrowings for investment purposes) in equity securities of companies with small market capitalization.

The Fund’s investment advisor, Bragg Financial Advisors, Inc., invests the Fund’s assets by pursuing a value-oriented strategy. The advisor’s strategy begins with a screening process that seeks to identify small cap companies whose stocks sell at discounted price-to-earnings (P/E) and price-to-cash flow (P/CF) multiples. The advisor favors companies that maintain strong balance sheets and have experienced management. Generally, the investment advisor attempts to identify situations where stock prices are undervalued by the market. The advisor sells securities when it believes they are trading for more than their intrinsic value, to generate tax losses to offset taxable gains, or if additional cash is needed to fund redemptions.

Principal Investment Risks

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

Equity Risk

The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Issuer-specific changes

The value of an individual security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

Portfolio strategy

The investment advisor’s skill in choosing appropriate investments for the Fund will determine, in part, the Fund’s ability to achieve its investment objective.

Small cap securities

The prices of securities of small capitalization companies generally are more volatile, less liquid, and more likely to be adversely affected by poor economic or market conditions than securities of larger companies. Small companies may have limited product lines, markets or financial resources, and they may be dependent upon a limited management group.

Stock market volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Value investing

The value approach to investing involves the risk that those stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Who May Want to Invest in the Fund?

The Queens Road Small Cap Value Fund is designed for investors who:

•	seek an aggressive stock fund with the long-term goal of growth of capital
•	seek a fund to complement a portfolio of more conservative investments
•	are willing to accept significant changes (up or down) in the value of an investment

The Fund is NOT appropriate for investors who:

•	want to avoid high volatility or possible losses
•	want an investment that pursues market trends or focuses on particular sectors or industries
•	are pursuing a short term goal or investing emergency reserve money
•	are seeking regular income or preservation of capital

Performance

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year from January 1, 2008 to December 31, 2017. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.

Performance Bar Chart Calendar Years Ended December 31

Best Quarter:	Ended June 30, 2009	23.81%
Worst Quarter:	Ended December 31, 2008	-19.06%
The total return for Fund shares from January 1, 2018 to June 30, 2018 was 1.55%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2017)
Average Annual Total Returns - Queens Road Small Cap Value Fund	1 Year	5 Years	10 Years
Queens Road Small Cap Value Fund Shares	5.86%	10.91%	7.61%
Queens Road Small Cap Value Fund Shares | After Taxes on Distributions	5.34%	10.22%	7.03%
Queens Road Small Cap Value Fund Shares | After Taxes on Distributions and Sales	3.74%	8.62%	6.12%
Benchmark: Russell 2000 Value Index	7.84%	13.01%	8.17%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).